PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2024 and 2023:

	December 31,
	2024	2023
Leasehold improvements	$127,489	$132,027
Furniture	70,070	89,579
Computer software and equipment	94,966	167,284
Medical equipment	10,976	10,413
Total property and equipment	303,531	399,303
Less accumulated depreciation	(180,576)	(164,011)
Total property and equipment, net	$122,955	$235,292

Depreciation expense for the years ended December 31, 2024 and 2023 were $136,606 and $105,637, respectively.